Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 89.5	$ 96.8	$ 147.9
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	7.9	8.0
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	(41.9)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	15.1	16.7
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	0	(31.1)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(30.3)	(2.8)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	79.8	90.4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	11.0	16.3
Unrecognized Tax Positions, Reduction of Accrued Interest and Penalties During Period	$ 5.1	$ 27.4